EARNINGS PER SHARE (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Exercised (in shares)	400,000	400,000	250,000	450,000
Options outstanding (in shares)		0	400,000	650,000
Dilutive impact of outstanding stock options (in shares)			370,085	503,047
Treasury shares acquired (in shares)		625,000	1,107,328	400,000
Reduction to weighted average number of shares outstanding (in shares)		1,283,567	1,266,619	506,096